Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
REVENUE
Total revenue		$ 20,687,274	$ 23,502,010	$ 19,821,457
COST OF REVENUE AND RELATED TAX
Cost of revenue		(14,444,482)	(13,892,161)	(12,856,556)
Business and sales related tax		(198,259)	(107,080)	(180,067)
Total cost of revenue and related tax		(14,642,741)	(13,999,241)	(13,036,623)
GROSS PROFIT		6,044,533	9,502,769	6,784,834
OPERATING EXPENSES
Selling expenses		(1,345,210)	(1,104,944)	(453,311)
General and administrative expenses		(2,533,438)	(3,261,752)	(1,921,367)
Research and development expenses		(1,557,703)	(1,497,325)	(1,542,894)
Total operating expenses		(5,436,351)	(5,864,021)	(3,917,572)
INCOME FROM OPERATIONS		608,182	3,638,748	2,867,262
OTHER INCOME
Interest income, net		789,070	466,524	182,682
Foreign exchange gain (loss)		23,071	(26,774)	(50,406)
Other income, net		175,494	105,216	222,399
Total other income, net		987,635	544,966	354,675
INCOME BEFORE INCOME TAX PROVISION		1,595,817	4,183,714	3,221,937
PROVISION FOR INCOME TAXES		(214,572)	(763,879)	(343,707)
NET INCOME		1,381,245	3,419,835	2,878,230
Less: net income (loss) attributable to non-controlling interest		189,948	(256,092)
NET INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		1,191,297	3,675,927	2,878,230
COMPREHENSIVE INCOME
Net income		1,381,245	3,419,835	2,878,230
Foreign currency translation (loss) gain		(361,238)	841,525	(493,232)
Comprehensive income		1,020,007	4,261,360	2,384,998
Less: comprehensive income (loss) attributable to non-controlling interest		196,469	(262,724)
COMPREHENSIVE INCOME ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		$ 823,538	$ 4,524,084	$ 2,384,998
Earnings per Ordinary Share - basic (in Dollars per share)		$ 0.01	$ 0.02	$ 0.02
Earnings per Ordinary Share - diluted (in Dollars per share)		$ 0.01	$ 0.02	$ 0.02
Weighted average shares - basic (in Shares)	[1],[2]	156,547,100	156,474,149	145,136,980
Weighted average shares - diluted (in Shares)	[1],[2]	156,547,100	156,474,149	145,136,980
Third party
REVENUE
Revenue		$ 20,336,673	$ 20,595,251	$ 18,799,099
Related Party
REVENUE
Revenue		$ 350,601	$ 2,906,759	$ 1,022,358

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.
[2]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.